Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Methodology	Amortized over the lesser of the life of the lease or estimated useful life of the improvement
Leasehold Improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	1 year
Leasehold Improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	15 years
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Methodology	Over the estimated useful life of the asset
Machinery and Equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Machinery and Equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	15 years
Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Methodology	Over the estimated useful life of the asset
Fixtures and Fittings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Fixtures and Fittings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	8 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Methodology	Over the estimated useful life of the asset
Estimated Useful Life	5 years
Website and Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Methodology	Over the estimated useful life of the asset
Website and Software [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Website and Software [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	7 years
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Methodology	Over the estimated useful life of the asset
Computer Equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Computer Equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	7 years
Buildings and Building Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Methodology	Over the estimated useful life of the asset
Buildings and Building Improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Buildings and Building Improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	39 years